Grants and other liabilities (Tables)	9 Months Ended
Sep. 30, 2018
Grants and other liabilities [Abstract]
Grants and other non-current liabilities
Grants and other liabilities as of September 30, 2018 and December 31, 2017 are as follows:

	Balance as of September 30,	Balance as of December 31,
	2018	2017
	($ in thousands)
Grants	1,167,773	1,225,877
Other Liabilities	485,678	410,183
Grant and other non-current liabilities	1,653,451	1,636,060